Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	May 25, 2018	Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Provision for site reclamation and closure	$ 39,761,000
Impairment loss	0
El Sauzal [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Carrying value of plant	13,963,000
Fair value of plant	5,000,000
Impairment loss	8,963,000
Florida Canyon Mine [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Provision for site reclamation and closure	$ 33,316,000	$ 30,227,000
Risk free interest rate	2.93%
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Deferred stripping costs	$ 13,229,000		$ 9,582,000
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Construction-in-progress assets	$ 1,958,000		$ 14,727,000